Future Contract Benefit (Summary of Weighted-Average Interest Rates (Details)	Dec. 31, 2022	Dec. 31, 2021
Annuities Segment [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	5.10%	5.30%
Current discount rate	5.10%	2.30%
Payout Annuities [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	3.90%	3.80%
Current discount rate	5.30%	2.70%
Ul and Other [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	5.00%	5.00%
Group Protection Segment [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	2.80%	3.00%
Current discount rate	5.10%	2.20%